SUBSEQUENT EVENTS (Details Narrative)																	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 08, 2023 shares	Nov. 07, 2023 shares	Oct. 04, 2023	Oct. 02, 2023 shares	Jul. 23, 2023 shares	May 28, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Feb. 13, 2023 shares	Jan. 26, 2023	Jan. 20, 2023 $ / shares shares	Jan. 19, 2023 USD ($) shares	Jan. 19, 2023 ILS (₪) shares	Aug. 15, 2022 shares	May 13, 2021 shares	Feb. 23, 2021	Oct. 31, 2023	Sep. 30, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2023 $ / shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares																			$ 0.0001	$ 0.0001	$ 0.0001
Agreement description										The Company shall pay a success fee (the “Success Fee”) in the amount equal to 6% of the gross proceeds received by the Company under the Equity Purchase Agreement to be paid within five working days of each receipt of funds. However, with respect to any amount received by the Company from certain investors, the Success Fee shall be 5%
Stock Issued During Period, Shares, New Issues								166,340						1,600,000	1,090,909
Stockholders' Equity, Reverse Stock Split			one for seven reverse stock split													7 to 1 reverse stock split
Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited						35,715
Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					3,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Agreement description										The Company shall pay a success fee (the “Success Fee”) in the amount equal to 6% of the gross proceeds received by the Company under the Equity Purchase Agreement to be paid within five working days of each receipt of funds. However, with respect to any amount received by the Company from certain investors, the Success Fee shall be 5%
Stock Issued During Period, Shares, New Issues				928,572
Stockholders' Equity, Reverse Stock Split				reverse stock split of the Common Stock, by a ratio of no less than 1-for-7 and no more than 1-for-10													one
Subsequent Event [Member] | Cheif Operating Officer [Member]
Subsequent Event [Line Items]
Bonus												$ 17,000	₪ 60,000
Shares, Issued												1,000	1,000
Subsequent Event [Member] | Consulting Agreement [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited											2,143
Restricted shares											10,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		20,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							2,143		3,572									228,572	228,572	155,845
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	1,286
Common Stock [Member] | Subsequent Event [Member] | Consulting Agreement [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited											3,572
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.0001